INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 10 - INCOME TAXES

The Company is subject to United States federal income taxes at an approximate rate of 21%. The components of the income tax provision on the consolidated statements of operations is as follows:

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Current tax expense	$-	$-
Deferred tax expense (benefit)	-	(1,314)
Provision for income taxes, total	$-	$(1,314)

The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Income tax benefit computed at the statutory rate	$(889,215)	$(399,307)
Permanent differences	235,561	161,286
Net operating loss carryforwards	653,654	238,021
Temporary differences	-	-
penalties and interest	-	-
Provision for income taxes, current	$-	$-

Temporary differences	-	(1,314)
Deferred tax provision (benefit)	$-	$(1,314)

The Company has the following operating loss carry forwards.

	As of	As of
	December 31, 2022	December 31, 2021
Net Operating loss carry forwards	$918,400	$238,021
Valuation allowance	(918,400)	(238,021)
Deferred tax assets	$-	$-